Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment
The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	March 31, 2024				March 31, 2023
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
Owned assets
Land	43,914	—	—	43,914	52,077	—	(1,820)	50,257
Buildings	242,052	(97,885)	(300)	143,867	239,353	(83,888)	(3,842)	151,623
Construction in progress	26,330	—	(645)	25,685	37,563	—	(11,945)	25,618
Computer software & equipment	31,333	(30,135)	—	1,198	31,313	(29,570)	(20)	1,723
Furniture & fixtures	7,900	(6,444)	—	1,456	7,434	(5,596)	(42)	1,796
Production & other equipment	154,042	(106,370)	(202)	47,470	146,960	(87,425)	(1,686)	57,849
Total owned assets	505,571	(240,834)	(1,147)	263,590	514,700	(206,479)	(19,355)	288,866

Right-of-use leased assets
Land	13,890	(1,601)	—	12,289	14,859	(1,345)	(969)	12,545
Buildings	37,252	(16,640)	(2,512)	18,100	36,789	(15,836)	—	20,953
Production & other equipment	5,290	(4,945)	—	345	5,343	(4,738)	—	605
Total right-of-use lease assets	56,432	(23,186)	(2,512)	30,734	56,991	(21,919)	(969)	34,103

Total property, plant and equipment	562,003	(264,020)	(3,659)	294,324	571,691	(228,398)	(20,324)	322,969

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, March 31, 2023	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2024
Owned assets
Land	50,257	—	1,497	—	(7,779)	—	—	(61)	43,914
Buildings	151,623	1,168	—	(212)	3,435	(12,397)	(300)	550	143,867
Construction in progress	25,618	10,239	—	(2,137)	(7,760)	(145)	(645)	515	25,685
Computer software & equipment	1,723	313	—	(26)	(12)	(797)	—	(3)	1,198
Furniture & fixtures	1,796	407	—	(11)	159	(883)	—	(12)	1,456
Production & other equipment	57,849	3,026	—	(1,232)	4,340	(16,325)	(202)	14	47,470
Total owned assets	288,866	15,153	1,497	(3,618)	(7,617)	(30,547)	(1,147)	1,003	263,590

Right-of-use leased assets
Land	12,545	—	—	—	—	(255)	—	(1)	12,289
Buildings	20,953	5,232	298	(2,355)	(388)	(3,098)	(2,512)	(30)	18,100
Production & other equipment	605	87	—	(68)	—	(277)	—	(2)	345
Total right-of-use lease assets	34,103	5,319	298	(2,423)	(388)	(3,630)	(2,512)	(33)	30,734
Total property, plant and equipment	322,969	20,472	1,795	(6,041)	(8,005)	(34,177)	(3,659)	970	294,324
(1)Includes reclassification of construction in progress cost when associated projects are complete and transfers to assets held for sale (Note 11).

	Balance, June 30, 2022	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2023
Owned assets
Land	13,127	—	21,770	—	16,609	—	(1,820)	571	50,257
Real estate	96,804	840	52,350	—	15,467	(9,774)	(3,842)	(222)	151,623
Construction in progress	25,092	5,322	1,134	(36)	5,135	—	(11,945)	916	25,618
Computer software & equipment	3,161	710	—	—	(867)	(1,284)	(20)	23	1,723
Furniture & fixtures	2,681	37	—	—	(874)	(46)	(42)	40	1,796
Production & other equipment	60,462	1,662	17,633	(1,989)	(1,808)	(16,942)	(1,686)	517	57,849
Total owned assets	201,327	8,571	92,887	(2,025)	33,662	(28,046)	(19,355)	1,845	288,866

Right-of-use leased assets
Land	6,251	—	—	(29)	7,580	(291)	(969)	3	12,545
Real estate	25,044	57	—	(6,553)	5,363	(3,155)	—	197	20,953
Production & other equipment	843	498	—	(182)	(72)	(495)	—	13	605
Total right-of-use lease assets	32,138	555	—	(6,764)	12,871	(3,941)	(969)	213	34,103
Total property, plant and equipment	233,465	9,126	92,887	(8,789)	46,533	(31,987)	(20,324)	2,058	322,969
(1)Includes reclassification of construction in progress cost when associated projects are complete and transfers to assets held for sale (Note 11).